Share-based payments - Service conditions (Details) - ESOP 2014 $ / shares in Units, € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€) EquityInstruments shares	Dec. 31, 2023 USD ($) EquityInstruments shares $ / shares	Dec. 31, 2022 EquityInstruments shares $ / shares
Share-based payments with service condition
Vesting period (in years)	3 years	3 years
Exercise period	10 years	10 years
Awards granted (share option) | EquityInstruments	822,175	822,175	491,560
Fair value of the awards at grant date (Share option).	€ 6.0	$ 6.4
Awards cancelled or forfeited (Share option) | EquityInstruments	167,260	167,260	27,743
Awards exercised (Share options) | shares	0	0	4,344
Weighted average exercise price of share options exercised. | $ / shares			$ 25.2
Awards outstanding (options) | EquityInstruments		2,181,888	1,526,973
Awards Vested (Share options) | EquityInstruments	1,240,852	1,240,852	851,086
Weighted average remaining contractual life	7 years 3 months 18 days	7 years 3 months 18 days	7 years 4 months 24 days
Weighted average exercise price | $ / shares		$ 35.7	$ 49.1
Annual forfeiture rate	4.00%	4.00%	4.00%
Minimum
Share-based payments with service condition
Exercise price | $ / shares		$ 3.5	$ 13.0
Maximum
Share-based payments with service condition
Exercise price | $ / shares		$ 134.7	$ 134.7